Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Federal	$ 0	$ 10,000
State	0	0
Foreign	0	0
Total current provision	0	10,000
Deferred
Federal	0	0
State and other	0	0
Foreign deferred	0	0
Total deferred income taxes	0	0
Provision for income taxes	$ 0	$ 10,000